UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 385 Highland Drive
         Mountville, PA  17554

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (717) 285-3232

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Mountville, PA     February 07, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NEW                        dba Phillips Financial Services

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $109,099 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP PLC                         SPONSORED ADR    055622104      228     3359 SH       SOLE                        0        0     3359
FLAHERTY & CRUMRINE PFD INC    COM              33848E106      181    15492 SH       SOLE                        0        0    15492
GENERAL ELECTRIC CO            COM              369604103      519    14650 SH       SOLE                        0        0    14650
ISHARES INC                    MSCI PAC J IDX   464286665     1322    12835 SH       SOLE                        0        0    12835
ISHARES TR                     S&P GLB100INDX   464287572      782    11908 SH       SOLE                        0        0    11908
ISHARES TR                     GS CORP BD FD    464287242     1991    18407 SH       SOLE                        0        0    18407
ISHARES TR                     DJ SEL DIV INX   464287168     2573    40916 SH       SOLE                        0        0    40916
ISHARES TR                     S&P SMLCP VALU   464287879     7917   119332 SH       SOLE                        0        0   119332
ISHARES TR                     S&P MIDCP VALU   464287705     1487    20364 SH       SOLE                        0        0    20364
ISHARES TR                     S&P MIDCP GROW   464287606     1178    15060 SH       SOLE                        0        0    15060
ISHARES TR                     S&P500/BAR VAL   464287408    12991   194188 SH       SOLE                        0        0   194188
ISHARES TR                     S&P MIDCAP 400   464287507    15586   204204 SH       SOLE                        0        0   204204
ISHARES TR                     MSCI EAFE IDX    464287465    13426   215000 SH       SOLE                        0        0   215000
ISHARES TR                     S&P EURO PLUS    464287861     1575    18537 SH       SOLE                        0        0    18537
ISHARES TR                     S&P 500 INDEX    464287200    10778   183780 SH       SOLE                        0        0   183780
ISHARES TR                     RUSSELL MIDCAP   464287499      570     6273 SH       SOLE                        0        0     6273
ISHARES TR                     RUSSELL1000VAL   464287598      967    13585 SH       SOLE                        0        0    13585
ISHARES TR                     RUSSELL 1000     464287622     1216    17441 SH       SOLE                        0        0    17441
ISHARES TR                     S&P SMLCAP 600   464287804     1058    17684 SH       SOLE                        0        0    17684
ISHARES TR                     LEHMAN AGG BND   464287226     3431    34089 SH       SOLE                        0        0    34089
ISHARES TR                     MSCI EMERG MKT   464287234      389     4112 SH       SOLE                        0        0     4112
ISHARES TR                     US TIPS BD FD    464287176      995     9692 SH       SOLE                        0        0     9692
JP MORGAN CHASE & CO           COM              46625H100     1975    49374 SH       SOLE                        0        0    49374
LINCOLN NATL CORP IND          COM              534187109     5717   105286 SH       SOLE                        0        0   105286
MANULIFE FINL CORP             COM              56501R106      313     5163 SH       SOLE                        0        0     5163
NATIONAL CITY CORP             COM              635405103      325     9473 SH       SOLE                        0        0     9473
SPDR TR                        UNIT SER 1       78462F103     4838    37670 SH       SOLE                        0        0    37670
STREETTRACKS SER TR            DJ WLSH REIT     86330E604    10352   146694 SH       SOLE                        0        0   146694
TOWER FINANCIAL CORP           COM              891769101      243    14350 SH       SOLE                        0        0    14350
VANGUARD INDEX TR              EXT MKT VIPERS   922908652      243     2599 SH       SOLE                        0        0     2599
VANGUARD INDEX TR              LRG CAP VIPERS   922908637      220     3866 SH       SOLE                        0        0     3866
VANGUARD INDEX TR              MID CAP VIPERS   922908629      303     4547 SH       SOLE                        0        0     4547
VANGUARD INDEX TR              REIT VIPERS      922908553      217     3494 SH       SOLE                        0        0     3494
VANGUARD INDEX TR              STK MRK VIPERS   922908769      841     6617 SH       SOLE                        0        0     6617
VANGUARD INDEX TR              VALUE VIPERS     922908744      943    16045 SH       SOLE                        0        0    16045
VANGUARD INTL EQUITY INDEX F   PACIFIC VIPERS   922042866      752    11883 SH       SOLE                        0        0    11883
VANGUARD INTL EQUITY INDEX F   EURO VIPERS      922042874      259     4680 SH       SOLE                        0        0     4680
WILLIAMS COS INC DEL           COM              969457100      398    16687 SH       SOLE                        0        0    16687